UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 33-72212

Aquila Three Peaks Opportunity Growth Fund
(formerly, Aquila Rocky Mountain Equity Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)

		Market
Shares	Common Stocks (95.5%)	Value	(a)

	Advertising Agencies (0.9%)
14,613	Interpublic Group of Companies, Inc.	$183,685

	Apparel Manufacturers (1.2%)
9,048	Hanesbrands, Inc.	244,658

	Beverages - Wine/Spirits (1.8%)
17,364	Constellation Brands, Inc.	352,142

	Broadcast Service/Programming (0.8%)
2,152	Liberty Media Corp.-Capital+	158,538

	Cable/Satellite TV (3.8%)
4,054	Charter Communications, Inc.+	205,254
5,854	DIRECTV+	273,967
11,284	Dish Network Corp. (Series A)+	274,878
		754,099

	Casino Hotels (1.0%)
11,346	Ameristar Casinos, Inc.	201,392

	Cellular Telecommunications (0.6%)
26,242	Sprint Nextel Corp.+	121,763

	Coal (2.5%)
5,639	Arch Coal, Inc.	203,230
1,708	CONSOL Energy, Inc.	91,600
2,881	Peabody Energy Corp.	207,317
		502,147

	Commercial Services (2.0%)
12,896	Iron Mountain, Inc.	402,742

	Consumer Products-Miscellaneous (1.0%)
5,710	Jarden Corp.	203,105

	Containers-Metal/Glass (9.6%)
13,575	Ball Corp.	486,664
23,246	Crown Holdings, Inc.+	896,831
10,564	Owens-Illinois, Inc.+	318,927
5,349	Silgan Holdings, Inc.	204,011
		1,906,433

	Containers-Paper/Plastic (2.4%)
16,964	Graham Packaging Co., Inc.+	295,683
2,724	Rock-Tenn Co.	188,909
		484,592

	Dialysis Centers (0.8%)
1,901	DaVita, Inc.+	162,555

	E-Commerce Services (0.8%)
10,430	Liberty Media Corporation-Interactive	167,297

	Electronic Components-Miscellaneous (2.4%)
26,261	Celestica, Inc.+	281,518
26,820	Flextronics International Ltd.+	200,345
		481,863

	Electronic Components-Semiconductor (3.2%)
10,366	Advanced Micro Devices, Inc.+	89,148
17,238	Avago Technologies Ltd.	536,102
		625,250

	Food-Canned (1.0%)
3,459	Treehouse Foods, Inc.+	196,713

	Food-Retail (1.5%)
15,151	Ingles Markets, Inc. Class A	300,141

	Funeral Services & Related Items (4.0%)
47,894	Service Corp. International	529,708
34,631	Stewart Enterprises, Inc. Class A	264,581
		794,289

	Hotels & Motels (0.7%)
2,171	Starwood Hotels & Resorts Worldwide, Inc.	126,179

	Intimate Apparel (1.5%)
5,082	Warnaco Group, Inc. (The)+	290,640

	Medical-Biomedical/Gene (1.3%)
2,097	Bio-Rad Laboratories, Inc.	251,934

	Medical-Generic Drug (1.4%)
12,387	Mylan, Inc.+	280,813

	Medical-Hospitals (5.4%)
19,156	Community Health Systems, Inc.+	766,048
9,222	HCA Holdings, Inc.+	312,349
		1,078,397

	Medical Products (6.6%)
8,185	Cooper Companies, Inc.	568,448
28,451	Hanger Orthopedic Group, Inc.+	740,580
		1,309,028

	Non-Hazardous Waste Disposal (1.9%)
12,491	Republic Services, Inc.	375,230

	Oil Company - Exploration & Production (6.5%)
6,080	Berry Petroleum Co.	306,736
5,701	Bill Barrett Corp.+	227,527
8,272	Denbury Resources, Inc.+	201,837
10,309	Petrohawk Energy Corp.+	252,983
5,226	Range Resources Corp.	305,512
		1,294,595

	Pipelines (1.0%)
11,077	El Paso Corp.	199,386

	Printing/Commercial (0.8%)
5,337	Valassis Communications, Inc.+	155,520

	Private Corrections (3.6%)
28,946	Corrections Corporation of America+		706,282

	Racetracks (0.5%)
5,698	Speedway Motorsports, Inc.		91,054

	Real Estate Investment Trust-Hotels (2.1%)
38,181	FelCor Lodging Trust, Inc.+		234,050
10,180	Host Hotels & Resorts, Inc.		179,270
			413,320

	Rental-Auto/Equipment (2.2%)
12,982	United Rentals, Inc.+		432,041

	Resorts/Theme Parks (1.9%)
7,564	Vail Resorts, Inc.+		368,821

	Retail-Apparel/Shoe (0.4%)
1,267	Phillips-Van Heusen Corp.		82,393

	Satellite Telecommunications (2.2%)
10,282	GeoEye, Inc.+		427,526

	Telecom Services (1.1%)
11,670	tw telecom holdings, inc.+		224,064

	Telephone-Integrated (5.2%)
15,482	Frontier Communications Corp.		127,262
103,028	Qwest Communications International		703,681
15,746	Windstream Corp.		202,651
			1,033,594

	Theaters (1.8%)
9,608	Cinemark Holdings, Inc.		185,915
12,427	Regal Entertainment Group Class A		167,765
			353,680

	Transport-Rail (1.2%)
4,430	Kansas City Southern+		241,214

	Water Treatment Systems (1.1%)
7,814	Nalco Holding Co.		213,400

	Wireless Equipment (3.8%)
7,625	American Tower Corp.+		395,128
8,414	Crown Castle International Corp.+		358,016
			753,144

	Total Investments (cost $17,019,786*)	95.5%	18,945,659
	Other assets less liabilities	4.5	897,042
	Net Assets	100.0%	$19,842,701

Percent of
Portfolio Distribution (unaudited)	Portfolio
Advertising Agencies	1.0%
Apparel Manufacturers	1.3
Beverage-Wine/Spirits	1.9
Broadcast Service/Programming	0.8
Cable/Satellite TV	4.0
Casino Hotels	1.1
Cellular Telecommunications	0.6
Coal	2.6
Commercial Services	2.1
Consumer Products-Miscellaneous	1.1
Containers - Metal/Glass	10.1
Containers - Paper/Plastic	2.6
Dialysis Centers	0.9
E-Commerce Services	0.9
Electronic Components-Miscellaneous	2.5
Electronic Components-Semiconductor	3.3
Food - Canned	1.0
Food - Retail	1.6
Funeral Services & Related Items	4.2
Hotels & Motels	0.7
Intimate Apparel	1.5
Medical-Biomedical/Gene	1.3
Medical-Generic Drug	1.5
Medical-Hospitals	5.7
Medical Products	6.9
Non-Hazardous Waste Disposal	2.0
Oil Company-Exploration & Production	6.8
Pipelines	1.0
Printing/Commercial	0.8
Private Corrections	3.7
Racetracks	0.5
Real Estate Investment Trust-Hotels	2.2
Rental-Auto/Equipment	2.3
Resorts/Theme Parks	1.9
Retail-Apparel/Shoe	0.4
Satellite Telecommunications	2.3
Telecom Services	1.2
Telephone-Integrated	5.4
Theaters	1.9
Transport-Rail	1.3
Water Treatment Systems	1.1
Wireless Equipment	4.0
100.0%

* Cost for Federal income tax and financial reporting purposes is identical.

+ Non-income producing security.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,019,792 amounted to $1,925,867, which consisted of aggregate gross unrealized appreciation of $2,168,591 and aggregate gross unrealized depreciation of $242,724.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$18,945,659
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$18,945,659

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND (formerly, Aquila Rocky Mountain Equity Fund)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 23, 2011